(10) CONCESSION FINANCIAL ASSET (Tables)	12 Months Ended
Dec. 31, 2017
Concession Financial Asset Tables
Schedule of concession financial asset distribution
	Distribution	Transmission	Total
As of December 31, 2014	3,296,837	77,779	3,374,616
Current	540,094	-	540,094
Noncurrent	2,756,744	77,779	2,834,522

Additions	330,062	37,469	367,531
Transfers to intangible assets - extended concessions	(537,198)	-	(537,198)
Adjustment of expected cash flow	414,800	-	414,800
Adjustment - financial asset measured at amortized cost	-	11,400	11,400
Cash inputs - RAP	-	(3,257)	(3,257)
Disposals	(20,788)	-	(20,788)

As of December 31, 2015	3,483,713	123,391	3,607,104
Current	-	9,630	9,630
Noncurrent	3,483,713	113,761	3,597,474

Additions	655,456	50,580	706,036
Adjustment of expected cash flow	203,452	-	203,452
Adjustment - financial asset measured at amortized cost	-	16,088	16,088
Cash inputs - RAP	-	(9,727)	(9,727)
Disposals	(25,392)	-	(25,392)
Business combination	876,281	-	876,281

As of December 31, 2016	5,193,511	180,333	5,373,844
Current	-	10,700	10,700
Noncurrent	5,193,511	169,633	5,363,144

Additions	972,254	46,261	1,018,515
Adjustment of expected cash flow	212,294	-	212,294
Adjustment - financial asset measured at amortized cost	-	27,807	27,807
Cash inputs - RAP	-	(15,677)	(15,677)
Disposals	(35,039)	-	(35,039)
Business combination	(12,338)	-	(12,338)

As of December 31, 2017	6,330,681	238,723	6,569,404
Current	-	23,736	23,736
Noncurrent	6,330,681	214,987	6,545,668